Restatement of Prior Period Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019
Restatement of Prior Period Financial Statements [Line Items]
Restatement of Prior Period Financial Statements

Note 2 — Restatement of Prior Period Financial Statements

As a result of recent guidance to Special Purpose Acquisition Companies by the SEC regarding redeemable equity instruments, the Company revisited its application of ASC 480-10-S99 on the Company’s financial statements. The Company had previously classified a portion of its Public Subunits (and the underlying shares of common stock) in permanent equity. Subsequent to the re-evaluation, the Company’s management concluded that all of its Public Subunits should be classified as temporary equity. Additionally, the Company’s management re-evaluated the fair value of the Representative Shares and concluded that the fair value the Company had previously used for the Representative Shares were incorrect and needs to be restated. The identified errors impacted the Company’s Form 8-K filing on March 19, 2021 containing the IPO balance sheet as of March 15, 2021, Form 10-Q filing on July 27, 2021 containing financial statements as of March 31, 2021, Form 10-Q filing on August 27, 2021 containing financial statements as of June 30, 2021, and Form 10-Q filing on November 15, 2021 containing financial statements as of September 30, 2021. In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the errors and has determined that the related impacts were material to the aforementioned 8-K and 10-Q filings, and that correcting the cumulative impact of such errors would be significant to our financial statements for the three months and nine months ended September 30, 2021. Accordingly, the Company has corrected such material errors by restating its prior financial statements and classified all Public Subunits as temporary equity as well as restating the fair value of the Representative Shares. The Company will also correct previously reported financial information for such material errors in future filings, as applicable. The following summarizes the effect of the revision on each financial statement line item.

Impact of the Restatement

The impact of the restatement on the audited balance sheet as of March 15, 2021 and unaudited interim condensed financial statements as of and for the three months ended March 31, 2021, June 30, 2021, and September 30, 2021 are presented below.

	As Previously Reported	Adjustments	As Restated
Balance Sheet at March 15, 2021
Common stock subject to possible redemption	$116,095,120	$3,904,880	$120,000,000
Common stock	465	(39)	426
Additional paid-in capital	5,004,068	(4,158,254)	845,814

Balance Sheet at March 31, 2021
Common stock subject to possible redemption	$128,744,590	$4,255,935	$133,000,525
Common stock	459	(43)	416
Additional paid-in capital	5,084,297	(4,255,892)	828,405

Statement of Operations for the three months ended March 31, 2021
Basic and diluted weighted average shares outstanding, common stock subject to redemption	2,059,408	247,259	2,306,667
Basic and diluted weighted average shares outstanding, common stock	3,856,614	(514,481)	3,342,133
Basic and diluted net income (loss) per share, common stock subject to redemption	$0.00	$3.41	$3.41
Basic and diluted net income (loss) per share, common stock not subject to redemption	$(0.02)	$(2.36)	$(2.38)
	As Previously Reported	Adjustments	As Restated
Statement of Changes in Stockholders’ Equity for the three months ended March 31, 2021
Issuance of representative shares – Additional Paid-in-Capital	$3,458	$2,020,963	$2,024,421
Issuance of representative shares – Stockholders’ Equity (Deficit)	3,500	2,020,963	2,024,463
Offering costs charged to the Stockholders’ equity	(428,847)	(2,020,963)	(2,449,810)
Reclassification of offering costs related to public shares	$—	$4,779,936	$4,779,936
Accretion of common stock to redemption value	$—	$(13,366,023)	$(13,366,023)

Statement of Cash Flows for the three months ended March 31, 2021
Supplemental disclosure of cash flow information
Initial value of common stock subject to possible redemption	$115,841,700	$8,572,213	$124,413,913
Change in value of common stock subject to possible redemption	$12,902,890	$(12,902,365)	$—
Reclassification of offering costs related to public shares	$—	$(4,779,936)	$(4,779,936)
Accretion of common stock to redemption value	$—	$13,366,023	$13,366,023
Accretion of common stock to redemption value (interest earned on trust account)	$—	$525	$525

Statement of Operations for the six months ended June 30, 2021
Basic and diluted net income (loss) per share, common stock subject to redemption	$0.46	$0.08	$0.54
Basic and diluted net income (loss) per share, common stock not subject to redemption	$(1.00)	$(0.17)	$(1.17)

Statement of Changes in Stockholders’ Equity for the six months ended June 30, 2021
Issuance of representative shares – Additional Paid-in-Capital	$3,458	$2,020,963	$2,024,421
Issuance of representative shares – Stockholders’ Equity (Deficit)	3,500	2,020,963	2,024,463
Offering costs charged to the Stockholders’ equity	(428,847)	(2,020,963)	(2,449,810)
Reclassification of offering costs related to public shares	$2,886,166	$1,893,770	$4,779,936
Accretion of common stock to redemption value	$(11,472,253)	$(1,893,770)	$(13,366,023)

Statement of Cash Flows for the six months ended June 30, 2021
Reclassification of offering costs related to public shares	$(2,886,166)	$(1,893,770)	$(4,779,936)
Accretion of common stock to redemption value	$11,472,253	$1,893,770	$13,366,023

Statement of Operations for the nine months ended September 30, 2021
Basic and diluted net income (loss) per share, common stock subject to redemption	$0.31	$0.06	$0.37
Basic and diluted net income (loss) per share, common stock not subject to redemption	$(0.87)	$(0.14)	$(1.01)
	As Previously Reported	Adjustments	As Restated
Statement of Changes in Stockholders’ Equity for the nine months ended September 30, 2021
Issuance of representative shares – Additional Paid-in-Capital	$3,458	$2,020,963	$2,024,421
Issuance of representative shares – Stockholders’ Equity (Deficit)	3,500	2,020,963	2,024,463
Offering costs charged to the Stockholders’ equity	(428,847)	(2,020,963)	(2,449,810)
Reclassification of offering costs related to public shares	$2,886,166	$1,893,770	$4,779,936
Accretion of common stock to redemption value	$(11,472,253)	$(1,893,770)	$(13,366,023)

Statement of Cash Flows for the nine months ended September 30, 2021
Reclassification of offering costs related to public shares	$(2,886,166)	$(1,893,770)	$(4,779,936)
Accretion of common stock to redemption value	$11,472,253	$1,893,770	$13,366,023

SoundHound, Inc. [Member]
Restatement of Prior Period Financial Statements [Line Items]
Restatement of Prior Period Financial Statements

2.      RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

Subsequent to the issuance of the Company’s 2019 consolidated financial statements, the Company determined that the December 31, 2019 consolidated financial statements included certain errors. As a result, the Consolidated Balance Sheet, Consolidated Statement of Operations and Comprehensive Loss, Consolidated Statement of Redeemable Convertible Preferred Stock and Stockholders’ Deficit, and Consolidated Statement of Cash Flows were restated to correct these errors. In addition, the Company recorded several reclassification adjustments on the Consolidated Balance Sheet.

The impact of the restatements is as follows:

	Balance as at December 31, 2019
	(in thousands)
	As previously reported	Adjustments Due to Errors	Reclassification Entries	As Restated
Consolidated Balance Sheet:
Cash and cash equivalents(d)	$24,725	$(91)	$—	$24,634
Short-term investments	13,585	—	—	13,585
Accounts receivable, net of allowance(a)	1,707	4,006	(46)	5,667
Prepaid expenses and other current asset(a)	1,344	—	46	1,390
Total current assets	41,361	3,915	—	45,276

Restricted cash	1,520	—	—	1,520
Property and equipment, net	14,053	—	—	14,053
Deferred tax asset(f)	—	2,424	—	2,424
Other assets	883	—	—	883
Total assets	$57,817	$6,339	$—	$64,156

Current liabilities
Accounts payable	$2,161	$—	$1	$2,162
Accrued liabilities(e)	5,214	—	(1,853)	3,361
Value-added tax liability(e)	—	—	1,692	1,692
Income tax payable(f)	—	2,424	—	2,424
Capital lease obligation	2,981	—	—	2,981
Deferred rent(e)	271	—	(90)	181
Deferred revenue(a)	8,821	(628)	—	8,193
Total current liabilities	19,448	1,796	(250)	20,994

Capital lease obligation, non-current	3,345	—	—	3,345
Deferred rent, non-current(e)	1,696	—	(592)	1,104
Deferred revenue, non-current(a)	2,521	14,209	—	16,730
Warrant liability(b)	4,977	(1,629)	—	3,348
Other liabilities(a)(c)	—	1,003	842	1,845
Total liabilities	31,987	15,379	—	47,366

Redeemable convertible preferred stock	223,641	—	—	223,641
Stockholders’ deficit
Common stock	1	—	—	1
Additional paid in capital	25,936	—	—	25,936
Accumulated other comprehensive loss	(6)	—	—	(6)
Accumulated deficit(a)(b)(c)(d)	(223,742)	(9,040)	—	(232,782)
Total stockholders’ deficit	(197,811)	(9,040)	—	(206,851)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	$57,817	$6,339	$—	$64,156
	Period from January 1, 2019 to December 31, 2019
	(in thousands)
	As previously reported	Adjustments Due to Errors	Reclassification Entries	As Restated
Consolidated Statement of Operations and Comprehensive Loss:
Revenues(a)	$12,106	$(4,429)	$—	$7,677
Cost of revenues	(4,515)	—	—	(4,515)
Gross profit	7,591	(4,429)	—	3,162
Operating expenses
Sales and marketing	5,392	—		5,392
Research and development	47,769	—		47,769
General and administrative(c)	14,191	384	—	14,575
Total operating expenses	67,352	384	—	67,736
Loss from operations	(59,761)	(4,813)	—	(64,574)
Other income (expense)
Interest income, net	919	—	—	919
Other expense, net(b)(d)	(2,093)	1,534	—	(559)
Total other income, net	(1,174)	1,534	—	360
Loss before provision for income taxes	(60,935)	(3,279)	—	(64,214)
Provision for income taxes	253	—	—	253
Net loss(a)(b)(c)(d)	(61,188)	(3,279)	—	(64,467)
Other comprehensive gain
Unrealized holding gain on available-for-sale securities	31	—	—	31
Comprehensive loss	$(61,157)	$(3,279)	$—	$(64,436)
	Period from January 1, 2019 to December 31, 2019
	(in thousands)
	As previously reported	Adjustments Due to Errors	Reclassification Entries	As Restated
Stockholders’ Equity (Deficit)
Balance, beginning of year	$(138,948)			$(138,948)
Cumulative effect adjustment from adoption of Topic 606(a)	(1,186)	(5,761)	—	(6,947)
Balance, beginning of year as restated	(140,134)	(5,761)	—	(145,895)
Issuance of common stock upon exercise of stock options	152			152
Other comprehensive gain	31			31
Stock-based compensation	3,328			3,328
Net loss(a)(b)(c)(d)	(61,188)	(3,279)		(64,467)
Balance, December 31, 2019	$(197,811)	$(9,040)	$—	$(206,851)
	Period from January 1, 2019 to December 31, 2019
	(in thousands)
	As previously reported	Adjustments Due to Errors	Reclassification Entries	As Restated
Consolidated Statement of Cash Flows:
Cash flows from operating activities
Net loss(a)(b)(c)(d)	(61,188)	(3,279)	—	(64,467)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,671	—	—	4,671
Stock based compensation	3,328	—	—	3,328
Accretion of investment discount	(140)	—	—	(140)
Change in fair value of warrant liability(b)	2,061	(1,633)	—	428
Loss on disposal of fixed assets	8	—	—	8
Changes in operating assets and liabilities:
Accounts receivable, net(a)	(709)	1,173	(414)	50
Prepaid expenses and other assets(a)	(196)	(82)	444	166
Deferred costs	30		(30)	—
Accounts payable	890		1	891
Accrued expenses(a)(c)(e)	1,904	1,003	681	3,588
Deferred rent(e)	100		(682)	(582)
Deferred revenue(a)	3,299	2,727		6,026
Net cash used in operating activities	(45,942)	(91)	—	(46,033)

Cash flows from investing activities
Purchase of property and equipment	(5,109)	—	—	(5,109)
Purchase of short-term investments	(18,570)	—	—	(18,570)
Maturities of short-term investments	32,000	—	—	32,000
Net cash provided by investing activities	8,321	—	—	8,321

Cash flows from financing activities
Issuance of common stock	152	—	—	152
Payment of capital lease obligations, net	(2,480)	—	—	(2,480)
Net cash used in financing activities	(2,328)	—	—	(2,328)

Net decrease in cash, cash equivalents and restricted cash	(39,949)	(91)	—	(40,040)
Cash, cash equivalents and restricted cash, beginning of year	66,424			66,424
Cash, cash equivalents and restricted cash, end of year	26,475	(91)	—	26,384

(a)      Subsequent to the issuance of the 2019 consolidated financial statements, the Company reviewed its business model and determined that the adoption of Accounting Standard Update (“ASU”) 2014-09, Revenue from Contracts with Customers, (“Topic 606”) had not been properly implemented and applied. For certain customer contracts, the Company incorrectly identified distinct performance obligations in software sales as an on-premise right to use intellectual property where recognition occurred at a point-in-time upon transfer of control. Additionally, professional service revenue was recognized under a completed contract methodology and had incorrect conclusions on identifying distinct professional services versus those combined with a license and recognized as a combined performance obligation. The Company reassessed its software contracts and concluded that the customers do not have the contractual right to take possession of the software at any time during the hosting period without significant penalty. The Company provides the Houndify platform in a hosted environment, as such performance obligations and revenue recognition should be assessed under a Software and Software-as-a-Service (“SaaS”) arrangement, with certain performance obligations having an over-time revenue recognition pattern. Further, the Company improperly offset its unconditional right to consideration (accounts receivable) with contract liabilities. Refer to Revenue Recognition under Note 3 for additional information on the Company’s revenue contract arrangement. As a result of the error in adopting Topic 606, certain financial statement accounts were materially misstated, and a restatement is required.

Certain amounts have been restated on the Consolidated Statement of Operations and Comprehensive Loss, the Consolidated Balance Sheet, and Note 3 — Revenue Recognition. The impact of the restatement is as follows:

	Period from January 1, 2019 to December 31, 2019
	(in thousands)
	As previously reported	Restatement Impacts	As Restated
Consolidated Statement of Operations and Comprehensive Loss
Revenue
Hosting and professional services	$9,851	$(9,851)	—
License and other	2,182	(2,182)	—
Maintenance and support	73	(73)	—
Hosted service	—	4,190	4,190
Professional Services	—	2,361	2,361
Traffic Monetization	—	1,126	1,126
Total Revenue	12,106	(4,429)	7,677
Gross Profit	$7,591	$(4,429)	$3,162
	Balance as at December 31, 2019
	(in thousands)
	As previously reported	Restatement Impacts	As Restated
Consolidated Balance Sheet
Assets
Accounts receivable	$1,707	$3,960	$5,667
Prepaid expenses and other current assets	1,344	46	1,390
Liabilities
Deferred revenue – current	8,821	(628)	8,193
Deferred revenue, non-current	2,521	14,209	16,730
Deposit liabilities	—	616	616
	(inthousands)
	As reported			Restatement impact	As Restated
	Balance as of December 31, 2018	Cumulative Impact from Adopting Topic 606	Balance as of January 1, 2019	Impact of 606 restatement adjustment	Balance as of January 1, 2019 – as restated
Assets
Unbilled receivable	$459	$(215)	$244	$130	$374
Accounts receivable	754	—	754	982	1,736
Deferred costs – App Store commissions	39	(88)	(49)	—	(49)
Liabilities
Contract liability	7,161	883	8,044	6,873	14,917
Equity
Accumulated deficit	$161,368	$1,186	$162,554	$5,761	$168,315

__________

(b)      The Company identified an error in the valuation of warrant liability as of December 31, 2019. As a result of the error, the warrant liability was overstated by $1,629,000. As such, the Company recorded an adjustment to correct the warrant liability balance on the Consolidated Balance Sheet and other expense on the Consolidated Statement of Operations and Comprehensive Loss.

(c)      The Company completed a sales-tax study subsequent to the issuance of the 2019 consolidated financial statement and identified an understatement of $384,000 in its sales tax liability as of December 31, 2019. As a result, the Company recorded correcting adjustments to other liabilities on the Consolidated Balance Sheet and general and administrative expense on the Consolidated Statement of Operations and Comprehensive Loss.

(d)      Other miscellaneous misstatements include a foreign currency exchange loss of $91,000 in cash. The Company recorded an adjustment to reduce the cash and cash equivalents balance and increase other expense for year ended December 31, 2019 by $91,000.

(e)      Reclassifications include reclassifying (1) $1,692,000 of value-added tax liability from accrued liabilities, presented as a separate line item on the Consolidated Balance Sheet, (2) $320,000 of payroll tax liability from accrued liabilities to other liabilities for the long-term portion of liabilities that are not due within a year, and (3) tenant improvements liability of $89,000 from deferred rent — current and $592,000 from deferred rent, non-current, to $159,000 in accrued liabilities and $523,000 in other liabilities, respectively. The remaining reclassification entries are immaterial.

(f)      In connection with the various restatements, the Company re-assessed its tax position and determined an impact of $2,424,000, which has been recorded as an increase to a deferred tax asset with a corresponding increase to an income tax payable on the Consolidated Balance Sheet.